Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
AUSTRIA
Disclosure of other provisions [line items]
Possible taxation of profits	R$ 5,176,100
Fibria
Disclosure of other provisions [line items]
Fair value adjustment of probable contingencies	2,039,340	R$ 2,076,296
Total
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	17,516,381	11,630,929
Taxes and social security - Income taxes
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	10,057,925	4,559,801
Taxes and social security - Other taxes and contributions
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	6,102,303	5,857,933
Labor
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	223,682	189,506
Civil and environmental
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 1,132,471	R$ 1,023,689